Derivative Liability - Schedule of Assumptions Used in Binominal Option Pricing Model (Details) - Integer	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value measurements valuation techniques, percent		0.17	2.40
Risk Free Interest Rate [Member] | Minimum [Member] | Warrants [Member]
Fair value measurements valuation techniques, percent	0.21
Risk Free Interest Rate [Member] | Minimum [Member] | Debt [Member]
Fair value measurements valuation techniques, percent	0.11
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value measurements valuation techniques, percent		2.13	2.58
Risk Free Interest Rate [Member] | Maximum [Member] | Warrants [Member]
Fair value measurements valuation techniques, percent	0.28
Risk Free Interest Rate [Member] | Maximum [Member] | Debt [Member]
Fair value measurements valuation techniques, percent	0.17
Expected Life in Years [Member] | Minimum [Member]
Fair value measurements valuation techniques, term		11 days	4 months 6 days
Expected Life in Years [Member] | Minimum [Member] | Warrants [Member]
Fair value measurements valuation techniques, term	4 years 10 months 3 days
Expected Life in Years [Member] | Minimum [Member] | Debt [Member]
Fair value measurements valuation techniques, term	9 months 18 days
Expected Life in Years [Member] | Maximum [Member]
Fair value measurements valuation techniques, term		1 year 2 months 30 days	1 year 2 months 30 days
Expected Life in Years [Member] | Maximum [Member] | Warrants [Member]
Fair value measurements valuation techniques, term	5 years
Expected Life in Years [Member] | Maximum [Member] | Debt [Member]
Fair value measurements valuation techniques, term	1 year 1 month 9 days
Expected Volatility [Member] | Minimum [Member]
Fair value measurements valuation techniques, percent		224	222
Expected Volatility [Member] | Minimum [Member] | Warrants [Member]
Fair value measurements valuation techniques, percent	265
Expected Volatility [Member] | Minimum [Member] | Debt [Member]
Fair value measurements valuation techniques, percent	128
Expected Volatility [Member] | Maximum [Member]
Fair value measurements valuation techniques, percent		381	268
Expected Volatility [Member] | Maximum [Member] | Warrants [Member]
Fair value measurements valuation techniques, percent	306
Expected Volatility [Member] | Maximum [Member] | Debt [Member]
Fair value measurements valuation techniques, percent	239